Simplify Short Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
D
Shares Value
U.S. Exchange-Traded Funds – 87.6%
Money Market ETFs - 87.6%
Simplify Government Money Market ETF(a)(b)
(Cost $716,642,811) ...................................................... 7,160,599 $ 716,489,536
Principal
U.S. Treasury Bills – 10.7%
U.S. Treasury Bill, 3.63%, 5/5/2026 (c) .......................................... $ 3,000,000 2,989,766
U.S. Treasury Bill, 3.67%, 6/23/2026 (c) ......................................... 4,000,000 3,967,031
U.S. Treasury Bill, 3.68%, 7/7/2026 (c) .......................................... 51,300,000 50,802,131
U.S. Treasury Bill, 3.72%, 7/21/2026 (c) ......................................... 29,900,000 29,567,879
Total U.S. Treasury Bills (Cost $87,324,476) ......................................... 87,326,807
Shares
Money Market Fund – 2.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $22,339,026) ....................................................... 22,339,026 22,339,026
Total Investments – 101.0%
(Cost $826,306,313) ............................................................ $ 826,155,369
Liabilities in Excess of Other Assets – (1.0)% .......................................... (8,396,904)
Net Assets – 100.0% ............................................................. $ 817,758,465
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT) ....................... 21,267 $ 4,411,739,450 6/30/26 $ (24,467,101)
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 811,437,467 $ (94,654,047) $ (140,610) $ (153,274) $ 716,489,536 7,160,599 $ 13,587,819 $ —
$ — $ 811,437,467 $ (94,654,047) $ (140,610) $ (153,274) $ 716,489,536 7,160,599 $ 13,587,819 $ —